FAIR VALUE MEASUREMENTS (Details Narrative) - CNY (¥)				12 Months Ended
	Mar. 26, 2024	Aug. 17, 2023	Jul. 27, 2022	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Deemed dividends	¥ 1,781,500,000	¥ 278,800,000	¥ 755,600,000
Assets measured at fair value on a recurring basis, transfers into level 3				¥ 0
Assets measured at fair value on a recurring basis, transfers out of level 3				0
Liabilities measured at fair value on a recurring basis, transfers into level 3				0
Liabilities measured at fair value on a recurring basis, transfers into level 3, transfers out of level 3				¥ 0